Share capital	12 Months Ended
Oct. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital [Text block]

13. Share capital

(a) Authorized

The Company has two classes of shares as follows:

(i) Special redeemable voting preference shares - 2,000,000 authorized, nil issued and outstanding.

(ii) Common shares without par value - an unlimited number authorized. The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

(b) Outstanding

	Number	Amount
Outstanding at October 31, 2021	435,737,734	$86,815,836
Issuance of common shares and units for cash (ix)	5,012,450	207,588
Cash share issuance costs	-	(25,591)
Shares issued on settlement of accounts payable (vii)	413,674	22,460
Convertible debentures converted into common shares (note 11)	26,443,820	764,432
Outstanding at October 31, 2022	467,607,678	$87,784,725
Issuance of common shares and units for cash (viii)	9,864,500	535,525
Cash share issuance costs	-	(25,586)
Exercise of stock options (note 13 (b))	2,550,000	434,822
Convertible debentures converted into common shares (note 11)	30,346,660	1,742,226
Outstanding at October 31, 2023	510,368,838	$90,471,712
Issuance of common shares and units for cash (i-vi)	24,478,227	439,155
Cash share issuance costs (i, v, vi)	-	(24,520)
Broker warrants issued (i, iv)	-	(3,909)
Shares issued on settlement of accounts payable (vii)	1,333,333	79,167
Convertible debentures converted into common shares (note 11)	36,805,300	716,674
Outstanding at October 31, 2024	572,985,698	$91,678,279

(i) On December 22, 2023, the Company completed a brokered private placement and issued 1,900,000 common shares at price of $0.045 per share for gross proceeds of $84,937. The Company incurred share issuance costs totaling $3,544 and finder's fees of $2,796 paid in cash and issued 63,000 broker warrants in connection with its private placement, with a fair value of $3,208. See note 14. The broker warrants can be exercised at any time, on a one for one basis, at a price of $0.07 ($0.095 CAD) per share, until December 22, 2025.

(ii) On January 24, 2024, the Company completed a non-brokered private placement and issued 500,000 common shares at price of $0.055 per share for gross proceeds of $27,735. There were no finder's fees or other share issuance costs paid in connection with the financing.

(iii) On March 18, 2024, the Company completed a non-brokered private placement and issued 1,316,007 common shares at price of $0.0481 per share for gross proceeds of $63,185. There were no finder's fees or other share issuance costs paid in connection with the financing.

(iv) On July 18, 2024, the Company closed a brokered private placement of 3,979,800 units at $0.02 per unit for gross proceeds of $87,181. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of these warrants at $36,345 using the Black-Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring November 19, 2024. The Company issued 184,000 broker warrants in connection with its private placement with a fair value of $1,680. The Company allocated $979 to the common shares and $701 to the warrants issued. See note 14.

(v) On July 24, 2024, the Company closed a non-brokered private placement of 4,950,000 units at $0.02 (CAD $0.03) per unit for gross proceeds of $108,435. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of these warrants at $45,521 using the Black-Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring November 25, 2024. There were no finder's fee paid in connection with the financing.

On July 24, 2024 (together with the private placement on July 18, 2024), the Company incurred cash share issuance costs totaling $9,157. The Company allocated $5,325 to the common shares and $3,833 to the warrants issued.

(vi) On September 24, 2024, the Company closed a non-brokered private placement of 11,832,420 units at $0.02 (CAD $0.03) per unit for gross proceeds of $259,982. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of these warrants at $110,434 using the Black-Scholes option pricing model. See note 12. All securities issued are subject to a 4 month hold period expiring January 25, 2025. There were no finder's fee paid in connection with the financing. The Company incurred cash share issuance costs totaling $22,348 and allocated $12,855 to the common shares and $9,493 to the warrants issued.

(vii) During the year ended October 31, 2024, $29,687 (2023 - $nil) of accounts payable was settled in exchange for the issuance of 1,333,333 (2023 - nil) units. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.04 (CAD $0.05) for a period of 3 years following the issue date of the units. The Company has estimated the fair value of the common shares at $79,167 and the fair value of the warrants at $69,304 using the Black-Scholes option pricing model. See note 12. A loss on debt settlement in the amount of $118,784 was recognized in the statement of operations and comprehensive loss.

During the year ended October 31, 2022, $22,460 of accounts payable was settled in exchange for 413,674 common shares. There was no gain or loss recognized upon settlement.

(viii) In 2023, the Company completed 26 private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $509,939 and issued a total of 9,864,500 common shares.

(ix) In 2022, the Company completed 9 private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $181,997 and issued a total of 5,012,450 common shares.